General Information	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Abstract]
General Information

1.  GENERAL INFORMATION

Enel Américas S.A. (hereinafter “Enel Américas”, the “Company” or the “Parent Company”) and its subsidiaries comprise the Enel Américas Group (hereinafter the “Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. The Company is registered with the securities register of the Financial Market Commission of Chile, hereinafter “CMF”, under number 0175. In addition, the Company is registered with the Securities and Exchange Commission of the United States of America (hereinafter the “U.S. SEC”) and its shares have been listed on the New York Stock Exchange since 1993.

The Company is a subsidiary of Enel S.p.A. (hereinafter “Enel”), an entity that owns a 82.3% interest.

The Company was initially incorporated in 1981 under the corporate name Compañía Chilena Metropolitana de Distribución Eléctrica S.A. Subsequently, on August 1, 1988 the Company became Enersis S.A., by means of an amendment to the articles of incorporation. Within the context of the reorganization process carried out by the Group, on March 1, 2016, the Company became Enersis Américas S.A. On December 1, 2016, the corporate name was changed from Enersis Américas S.A. to Enel Américas S.A. For tax purposes, the Company operates under Chilean tax identification number 94.271.000‑3.

The Group recorded a staff of 16,461 employees as of December 31, 2021. On average, during the period 2021 the Group had 16,780 employees. For more information regarding the distribution of our employees, by category and geographic location, see Note 35.

The Company’s corporate purpose consists of exploring for, developing, operating, generating, distributing, transmitting, transforming, and/or selling energy of any kind or form, whether in Chile or abroad, either directly or through other companies. It is also engaged in telecommunications activities, and it provides engineering consulting services in Chile and abroad. The Company’s corporate purpose also includes investing in, and managing, its investments in subsidiaries and associates which generate, transmit, distribute, or sell electricity, or whose corporate purpose includes any of the following:

(i)	Energy of any kind or form,
(ii)	Supplying public services, or services whose main component is energy,
(iii)	Telecommunications and information technology services, and
(iv)	Internet-based intermediation business.